Pensions and other post-employment benefits - US Investment Strategies (Details) - United States € in Thousands	12 Months Ended
	Dec. 31, 2017 EUR (€) plan	Dec. 31, 2016 EUR (€)
Investment strategies
Percentage of plan assets (as a percent)	100.00%
Post retirement target allocation (as a percent)	100.00%
Percentage of post employment plan assets (as a percent)	100.00%
Number of separate trusts in addition to the Master Trust | plan	2
Employer contributions expected to be made in 2017	€ 103,000
Total number of pension plans | plan	3
Nokia ordinary shares
Investment strategies
Amount of Nokia instruments included in plan assets	€ 150
Nokia bonds
Investment strategies
Amount of Nokia instruments included in plan assets	€ 500	€ 15,000
Equity securities
Investment strategies
Percentage of plan assets (as a percent)	6.00%
Post retirement target allocation (as a percent)	44.00%
Percentage of post employment plan assets (as a percent)	44.00%
Investment allocation balance (as a percent)	22.00%
Fixed income securities
Investment strategies
Percentage of plan assets (as a percent)	78.00%
Post retirement target allocation (as a percent)	15.00%
Percentage of post employment plan assets (as a percent)	15.00%
Investment allocation balance (as a percent)	78.00%
Real estate
Investment strategies
Percentage of plan assets (as a percent)	6.00%
Private equity and other
Investment strategies
Percentage of plan assets (as a percent)	10.00%
Cash
Investment strategies
Post retirement target allocation (as a percent)	41.00%
Percentage of post employment plan assets (as a percent)	41.00%
Minimum | Equity securities
Investment strategies
Pension target allocation range (as a percent)	5.00%
Minimum | Fixed income securities
Investment strategies
Pension target allocation range (as a percent)	68.00%
Minimum | Real estate
Investment strategies
Pension target allocation range (as a percent)	4.00%
Minimum | Private equity and other
Investment strategies
Pension target allocation range (as a percent)	6.00%
Maximum | Equity securities
Investment strategies
Pension target allocation range (as a percent)	9.00%
Maximum | Fixed income securities
Investment strategies
Pension target allocation range (as a percent)	88.00%
Maximum | Real estate
Investment strategies
Pension target allocation range (as a percent)	8.00%
Maximum | Private equity and other
Investment strategies
Pension target allocation range (as a percent)	13.00%